Income Taxes - Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating losses	$ 286	$ 300
Section 163(j) interest limitation	190	155
Italian goodwill tax step-up	119	0
Provisions not currently deductible for tax purposes	85	88
Lease liabilities	66	70
Jackpot timing differences	30	39
Depreciation and amortization	29	26
Inventory reserves	10	2
Other	63	47
Gross deferred tax assets	878	728
Valuation allowance	(412)	(284)	$ (156)	$ (171)
Deferred tax assets, net of valuation allowance	466	444
Deferred tax liabilities:
Acquired intangible assets	462	506
Depreciation and amortization	163	161
Italian goodwill equity reserve liability	105	0
Lease right-of-use assets	60	65
Other	6	12
Total deferred tax liabilities	795	744
Net deferred income tax liability	(329)	(300)
Deferred income taxes - non-current asset	39	33
Deferred income taxes - non-current liability	$ (368)	$ (333)